Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of year	$ (776)	$ (2,187)	$ (2,169)
Additions based on tax positions related to the current year	(92)	0	0
Reductions based on tax positions related to the current year	10	42	831
Additions for tax positions of prior years	(381)	(1,585)	(937)
Reductions for tax positions of prior years	857	2,043	88
Settlements	0	911	0
Balance at end of year	(382)	(776)	(2,187)
Total unrecognized tax benefit that would impact the Company's consolidated effective tax rate if recognized	448	240	2,967
Interest expense (income) related to income tax matters	21	(564)	103
Interest accrued related to income tax matters	140	2,286
Penalties accrued related to income tax matters	$ 0